SHORT-TERM AND LONG-TERM DEBT (Lease Debt Financing Facilities) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65.0
Term of lease or charter (in years)	6 years
Long-term debt	$ 30.4	$ 34.3
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65.0
Term of lease or charter (in years)	6 years
Long-term debt	$ 30.8	34.7
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 81.1	86.9
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 82.8	88.4
$45 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 45.0
Term of lease or charter (in years)	5 years
Long-term debt	$ 28.5	31.3
$38.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 38.5
Term of lease or charter (in years)	9 years
Long-term debt	$ 30.6	32.0
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72.2
Term of lease or charter (in years)	12 years
Long-term debt	$ 61.9	63.9
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72.2
Term of lease or charter (in years)	12 years
Long-term debt	$ 62.9	64.8
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77.5
Term of lease or charter (in years)	12 years
Long-term debt	$ 67.7	69.8
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77.5
Term of lease or charter (in years)	12 years
Long-term debt	$ 68.7	70.8
$37 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 37.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 31.0	32.6
$43 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 43.0
Term of lease or charter (in years)	5 years
Long-term debt	$ 36.9	40.0
$40.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 40.5
Term of lease or charter (in years)	4 years
Long-term debt	$ 33.4	36.9
Lease debt financing
Debt Instrument [Line Items]
Long-term debt	646.7	686.4
Long-Term Debt, Percentage Bearing Variable Interest, Amount	291.4	321.5
Long-Term Debt, Percentage Bearing Fixed Interest, Amount	$ 355.3	$ 364.9